PARENT ONLY INFORMATION - Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets
Prepaid expenses and other current assets	$ 3,619	$ 5,554	$ 5,811
Amounts due from subsidiaries and VIEs	4,600
TOTAL ASSETS	113,201		103,587
Current Liabilities
Convertible promissory notes			51,922
Accrued expenses and other current liabilities	28,642	$ 22,582	22,688
TOTAL LIABILITIES	81,320		111,392
(DEFICIT) / EQUITY
Ordinary shares	14		11
Additional paid-in capital	262,888		239,269
Forward contracts	15,769
Treasury shares, at cost	(27,512)		(27,261)
Accumulated deficit	(217,888)		(218,887)
Accumulated other comprehensive loss	(1,444)		(932)
Stockholders' Equity Attributable to Noncontrolling Interest	54		(5)
TOTAL (DEFICIT) / EQUITY	31,881		(7,805)	$ 55,470	$ 65,836
TOTAL LIABILITIES AND (DEFICIT) / EQUITY	113,201		103,587
LightInTheBox Holding Co., Ltd.
Current assets
Cash and cash equivalents	134		311
Prepaid expenses and other current assets	209		168
Amounts due from subsidiaries and VIEs	164,146		166,636
TOTAL ASSETS	164,489		167,115
Current Liabilities
Convertible promissory notes			51,922
Accrued expenses and other current liabilities	618		1,880
Deficit of investment in Subsidiaries and VIEs	132,044		121,113
TOTAL LIABILITIES	132,662		174,915
(DEFICIT) / EQUITY
Ordinary shares	14		11
Additional paid-in capital	(262,888)		(239,269)
Forward contracts	15,769
Treasury shares, at cost	(27,512)		(27,261)
Accumulated deficit	(217,888)		(218,887)
Accumulated other comprehensive loss	(1,444)		(932)
TOTAL (DEFICIT) / EQUITY	31,827		(7,800)
TOTAL LIABILITIES AND (DEFICIT) / EQUITY	$ 164,489		$ 167,115